Long-Term Debt -60 Million Hilda Loan Facility (Details) - 60 Million Hilda Loan Facility	1 Months Ended
May 31, 2024 USD ($) installment
Long-Term Debt
Debt instrument face amount	$ 60,000,000
Number of consecutive quarterly installments | installment	12
Final payment which includes balloon payment and last quarterly installment	$ 39,400,000
Minimum liquidity requirement	500,000
Minimum liquidity of the Partnership	15,000,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels	1,500,000
Amount for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels	1,000,000.0
Minimum liquidity requirement in cash	$ 10,000,000
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Percentage of outstanding loan of vessel below market value for mandatory reduction, prepayment and cancellation of the facility	135.00%
SOFR
Long-Term Debt
Debt instrument face amount	$ 60,000,000
Interest margin percentage	2.25%